Stock-Based Compensation (Details) - Schedule of Information Related to Stock Options - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Information Related to Stock Options [Abstract]
Stock options, Outstanding Beginning balance	861,309	590,073
Weighted Average Exercise Price, Outstanding Beginning balance	$ 0.49	$ 0.49
Intrinsic Value, Outstanding Beginning balance
Stock options, Outstanding Ending balance	1,515,386	861,309
Weighted Average Exercise Price, Ending balance	$ 0.61	$ 0.49
Intrinsic Value, Ending balance	$ 5,111,928
Stock options, Exercisable Ending balance	722,264
Weighted Average Exercise Price, Exercisable Ending balance	$ 0.66
Intrinsic Value, Exercisable Ending balance	$ 2,413,853
Stock options, Exercisable and expected to vest	1,515,386
Weighted Average Exercise Price, Exercisable and expected to vest	$ 0.61
Intrinsic Value, Exercisable and expected to vest	$ 5,111,928
Stock options, Granted	765,477	639,682
Weighted Average Exercise Price, Granted	$ 0.75	$ 0.49
Stock options, Exercised
Weighted Average Exercise Price, Exercised
Stock options, Forfeited	(111,400)	(368,446)
Weighted Average Exercise Price, Forfeited	$ 0.6